ABIGAIL J. MURRAY ATTORNEY AT LAW 312-609-7796 amurray@vedderprice.com

January 24, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Nuveen Virginia Premium Income Municipal Fund (the “Registrant”);

File No. 811-07490

To The Commission:

On behalf of the Registrant, electronically transmitted herewith is Pre-Effective Amendment No.1 to the Registrant’s Registration Statement on Form N-14 relating to the issuance of common shares and preferred shares in connection with the reorganization of Nuveen Virginia Dividend Advantage Municipal Fund and Nuveen Virginia Dividend Advantage Municipal Fund 2 into Nuveen Virginia Premium Income Municipal Fund.

Please contact the undersigned at (312) 609-7796 if you have questions or comments regarding the filing.

Very truly yours, /s/ Abigail J. Murray

AJM